Deferred Income Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Prepaid expenses and other current assets	¥ 55,108	¥ 61,943
Other assets	113,687	117,636
Other current liabilities	(2,682)	(3,456)
Other noncurrent liabilities	(96,243)	(80,459)
Net deferred tax assets	¥ 69,870	¥ 95,664